INCOME TAXES - Narrative (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax at Israeli statutory rate	23.00%	23.00%	23.00%